Expenses Classified by Nature	12 Months Ended
Dec. 31, 2020
Expenses Classified by Nature [Abstract]
Expenses Classified by Nature
43.	Expenses Classified by Nature

Expenses classified by nature for the years ended December 31, 2018, 2019 and 2020 are as follows:

		2018
		Selling and administrative expenses	Cost of sales	Total
		In millions of won
Raw materials used	￦	—	19,537,928	19,537,928
Salaries		757,819	3,478,804	4,236,623
Retirement benefit expense		65,107	375,505	440,612
Welfare and benefit expense		132,089	464,483	596,572
Insurance expense		12,181	93,876	106,057
Depreciation		214,499	9,683,887	9,898,386
Amortization of intangible assets		54,153	64,785	118,938
Bad debt expense		39,784	—	39,784
Commission		714,096	475,188	1,189,284
Advertising expense		30,894	9,419	40,313
Training expense		6,277	14,096	20,373
Vehicle maintenance expense		10,148	7,809	17,957
Publishing expense		3,307	3,530	6,837
Business promotion expense		2,785	3,860	6,645
Rent expense		42,851	171,132	213,983
Telecommunication expense		23,505	82,568	106,073
Transportation expense		686	4,537	5,223
Taxes and dues		46,424	440,317	486,741
Expendable supplies expense		6,166	31,844	38,010
Water, light and heating expense		12,629	34,640	47,269
Repairs and maintenance expense		62,580	2,156,668	2,219,248
Ordinary development expense		215,494	508,394	723,888
Travel expense		14,363	67,064	81,427
Clothing expense		10,108	4,368	14,476
Survey and analysis expense		705	3,929	4,634
Membership fee		1,043	11,563	12,606
Power purchase		—	18,307,289	18,307,289
Others		148,197	2,170,238	2,318,435

	￦	2,627,890	58,207,721	60,835,611

		2019
		Selling and administrative expenses	Cost of sales	Total
		In millions of won
Raw materials used	￦	—	17,084,029	17,084,029
Salaries		775,204	3,834,772	4,609,976
Retirement benefit expense		157,272	652,467	809,739
Welfare and benefit expense		120,463	443,482	563,945
Insurance expense		12,427	93,702	106,129
Depreciation		232,510	10,734,246	10,966,756
Amortization of intangible assets		76,547	80,368	156,915
Bad debt expense		(12,719)	—	(12,719)
Commission		632,849	378,861	1,011,710
Advertising expense		34,453	9,852	44,305
Training expense		7,174	16,903	24,077
Vehicle maintenance expense		9,525	7,652	17,177
Publishing expense		3,414	3,423	6,837
Business promotion expense		3,038	3,981	7,019
Rent expense		40,505	176,413	216,918
Telecommunication expense		8,451	11,034	19,485
Transportation expense		865	4,555	5,420
Taxes and dues		58,666	481,684	540,350
Expendable supplies expense		6,682	32,999	39,681
Water, light and heating expense		11,867	32,378	44,245
Repairs and maintenance expense		88,576	2,210,278	2,298,854
Ordinary development expense		224,463	511,252	735,715
Travel expense		15,652	68,581	84,233
Clothing expense		9,369	7,539	16,908
Survey and analysis expense		848	3,949	4,797
Membership fee		969	12,730	13,699
Power purchase		—	18,269,732	18,269,732
Others		150,506	2,612,973	2,763,479

	￦	2,669,576	57,779,835	60,449,411

		2020
		Selling and administrative expenses	Cost of sales	Total
		In millions of won
Raw materials used	￦	—	13,544,827	13,544,827
Salaries		1,095,183	4,183,454	5,278,637
Retirement benefit expense		103,967	458,029	561,996
Welfare and benefit expense		155,071	484,319	639,390
Insurance expense		10,178	93,130	103,308
Depreciation		218,103	11,151,393	11,369,496
Amortization of intangible assets		87,086	83,380	170,466
Bad debt expense		20,648	—	20,648
Commission		368,275	376,047	744,322
Advertising expense		29,559	8,161	37,720
Training expense		5,196	12,912	18,108
Vehicle maintenance expense		9,435	7,161	16,596
Publishing expense		3,677	3,524	7,201
Business promotion expense		3,614	3,720	7,334
Rent expense		36,337	191,073	227,410
Telecommunication expense		8,686	9,961	18,647
Transportation expense		1,007	10,362	11,369
Taxes and dues		62,828	492,203	555,031
Expendable supplies expense		8,029	36,966	44,995
Water, light and heating expense		11,749	31,209	42,958
Repairs and maintenance expense		79,185	2,465,716	2,544,901
Ordinary development expense		197,436	503,206	700,642
Travel expense		10,793	60,896	71,689
Clothing expense		14,834	8,116	22,950
Survey and analysis expense		826	3,746	4,572
Membership fee		1,274	13,130	14,404
Power purchase		—	15,725,220	15,725,220
Others		135,467	1,842,735	1,978,202

	￦	2,678,443	51,804,596	54,483,039